Going Concern and Management's Plans (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 20, 2022	Jul. 17, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Going Concern and Management's Plans (Details) [Line Items]
Accumulated deficit			$ 112,170,623		$ 107,408,545
Working capital deficit			925,565		3,270,608
Net loss			(4,762,078)	$ 1,563,713	38,726,259
Cash used in operations			3,869,891		$ 12,127,585
Net Loss			$ 4,762,078
Aggregate shares (in Shares)	215,000	175,000	400,000		600
Gross proceeds			$ 3,000,000
Pre-Funded Warrants (Member)
Going Concern and Management's Plans (Details) [Line Items]
Purchase warrants (in Shares)			1,200,000
Warrant [Member]
Going Concern and Management's Plans (Details) [Line Items]
Purchase warrants (in Shares)			1,600,000